Debt - Schedule of reconciliation for liabilities from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total liabilities from financing activities - Beginning balance	$ 75,000
Cash flows, Proceeds	44,355	$ 70,000
Cash flows, Repayment	(27,075)	(35,000)
Total liabilities from financing activities - Ending balance	92,280	75,000
Total debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total liabilities from financing activities - Beginning balance	75,000	40,000
Cash flows, Proceeds	44,355	70,000
Cash flows, Repayment	(27,075)	(35,000)
Total liabilities from financing activities - Ending balance	$ 92,280	$ 75,000